N-4	Aug. 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCOUNT B
Entity Central Index Key	0000072176
Entity Investment Company Type	N-4
Document Period End Date	Aug. 01, 2025
Amendment Flag	false
Flexible Payment Variable Annuity
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Sub-Adviser Change for Domestic Equity PortfolioEffective July 31, 2025, Putnam Investment Management, LLC replaced Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, as the sub-adviser for Domestic Equity Portfolio. Please note that with respect to this change, some systems and forms may temporarily reference the previous sub-adviser for this Portfolio.Fee Waiver Change for Emerging Markets Equity PortfolioEffective August 1, 2025, the Current Expenses for the Emerging Markets Equity Portfolio as set forth in Appendix A has changed from 0.89% to 0.79%.Portfolio Name Change for Active/Passive All Equity PortfolioEffective on or about September 30, 2025, the name of the Active/Passive All Equity Portfolio will be changed to “Active/Passive Very Aggressive Portfolio”. The Cover Sheet and Appendix A of the Prospectuses are amended to replace “Active/Passive All Equity Portfolio” with “Active/Passive Very Aggressive Portfolio (“Active/Passive All Equity Portfolio” until 09/30/2025)”. Please note that with respect to this change, some systems and forms may temporarily reference the previous Portfolio name.Portfolio Name Change for Sustainable Equity PortfolioEffective July 28, 2025, the name of the Sustainable Equity Portfolio changed to “Quality Equity Portfolio”. The Cover Sheet and Appendix A of the Prospectuses are amended to replace “Sustainable Equity Portfolio” with “Quality Equity Portfolio (formerly “Sustainable Equity Portfolio”)”. Please note that with respect to this change, some systems and forms may temporarily reference the previous Portfolio name. In light of the above changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/ Putnam Investment Management, LLC	0.50%[1]	7.07%	5.90%	7.40%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.79%[1]	4.02%	0.12%	2.50%
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (“Active/Passive All Equity Portfolio” until 09/30/2025)	MSA	0.66%[1]	N/A	N/A	N/A
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%

Portfolio Companies [Table Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/ Putnam Investment Management, LLC	0.50%[1]	7.07%	5.90%	7.40%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.79%[1]	4.02%	0.12%	2.50%
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (“Active/Passive All Equity Portfolio” until 09/30/2025)	MSA	0.66%[1]	N/A	N/A	N/A
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Name [Text Block]	Portfolio
Flexible Payment Variable Annuity | DomesticEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Domestic Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Flexible Payment Variable Annuity | EmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio[2]
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	2.50%
Flexible Payment Variable Annuity | ActivePassiveAllEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Active/Passive Very Aggressive Portfolio[2](“Active/Passive All Equity Portfolio” until 09/30/2025)
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.66%
Flexible Payment Variable Annuity | QualityEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria
Portfolio Company Name [Text Block]	Quality Equity Portfolio[12](formerly “Sustainable Equity Portfolio”)
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Flexible Payment Variable Annuity Fee Based
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Sub-Adviser Change for Domestic Equity PortfolioEffective July 31, 2025, Putnam Investment Management, LLC replaced Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, as the sub-adviser for Domestic Equity Portfolio. Please note that with respect to this change, some systems and forms may temporarily reference the previous sub-adviser for this Portfolio.Fee Waiver Change for Emerging Markets Equity PortfolioEffective August 1, 2025, the Current Expenses for the Emerging Markets Equity Portfolio as set forth in Appendix A has changed from 0.89% to 0.79%.Portfolio Name Change for Active/Passive All Equity PortfolioEffective on or about September 30, 2025, the name of the Active/Passive All Equity Portfolio will be changed to “Active/Passive Very Aggressive Portfolio”. The Cover Sheet and Appendix A of the Prospectuses are amended to replace “Active/Passive All Equity Portfolio” with “Active/Passive Very Aggressive Portfolio (“Active/Passive All Equity Portfolio” until 09/30/2025)”. Please note that with respect to this change, some systems and forms may temporarily reference the previous Portfolio name.Portfolio Name Change for Sustainable Equity PortfolioEffective July 28, 2025, the name of the Sustainable Equity Portfolio changed to “Quality Equity Portfolio”. The Cover Sheet and Appendix A of the Prospectuses are amended to replace “Sustainable Equity Portfolio” with “Quality Equity Portfolio (formerly “Sustainable Equity Portfolio”)”. Please note that with respect to this change, some systems and forms may temporarily reference the previous Portfolio name. In light of the above changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/ Putnam Investment Management, LLC	0.50%[1]	7.07%	5.90%	7.40%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.79%[1]	4.02%	0.12%	2.50%
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (“Active/Passive All Equity Portfolio” until 09/30/2025)	MSA	0.66%[1]	N/A	N/A	N/A
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%

Portfolio Companies [Table Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
				1 Year	5 Year	10 Year
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/ Putnam Investment Management, LLC	0.50%[1]	7.07%	5.90%	7.40%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.79%[1]	4.02%	0.12%	2.50%
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (“Active/Passive All Equity Portfolio” until 09/30/2025)	MSA	0.66%[1]	N/A	N/A	N/A
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%

Flexible Payment Variable Annuity Fee Based | DomesticEquityPortfolioMember
Prospectus:
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Flexible Payment Variable Annuity Fee Based | EmergingMarketsEquityPortfolioMember
Prospectus:
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	2.50%
Flexible Payment Variable Annuity Fee Based | ActivePassiveAllEquityPortfolioMember
Prospectus:
Portfolio Company Adviser [Text Block]	MSA
Current Expenses [Percent]	0.66%
Flexible Payment Variable Annuity Fee Based | QualityEquityPortfolioMember
Prospectus:
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%